Quarterly Holdings Report
for

Fidelity® Health Savings Index Fund

December 31, 2020

HSI-QTLY-0221
1.9897519.100

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.8%
	Shares	Value
Fidelity Emerging Markets Index Fund (a)	25,910	$330,089
Fidelity International Index Fund (a)	7,856	358,291
Fidelity Real Estate Index Fund (a)	617	8,957
Fidelity Total Market Index Fund (a)	9,779	1,053,412
TOTAL EQUITY FUNDS
(Cost $1,519,478)		1,750,749

Fixed-Income Central Funds - 15.2%
Investment Grade Fixed-Income Funds - 15.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)
(Cost $907,424)	8,508	928,526

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 0.11% (c)
(Cost $1,072)	1,072	1,072

Investment Companies - 14.3%
Invesco Senior Loan ETF	1,789	39,859
iShares iBoxx $ High Yield Corporate Bond ETF	976	85,205
iShares JPMorgan USD Emerging Markets Bond ETF	5,053	585,693
JPMorgan BetaBuilders Japan ETF	1,767	49,476
Market Vectors Emerging Markets Local Currency Bond ETF	764	25,418
Market Vectors Gold Miners ETF	2,328	83,855
TOTAL INVESTMENT COMPANIES
(Cost $814,714)		869,506

Fixed-Income Funds - 41.6%
Fidelity International Bond Index Fund (a)	110,922	1,134,729
Fidelity Long-Term Treasury Bond Index Fund (a)	35,472	565,774
Fidelity U.S. Bond Index Fund (a)	66,565	828,738
TOTAL FIXED-INCOME FUNDS
(Cost $2,524,520)		2,529,241
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,767,208)		6,079,094
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,640
NET ASSETS - 100%		$6,083,734

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Inflation-Protected Bond Index Central Fund	$11,577
Total	$11,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Inflation-Protected Bond Index Central Fund	$583,019	$356,153	$11,834	$(26)	$1,214	$928,526	0.1%
Total	$583,019	$356,153	$11,834	$(26)	$1,214	$928,526

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Index Fund	$164,311	$142,137	$11,737	$4,030	$(49)	$35,427	$330,089
Fidelity International Bond Index Fund	672,423	486,975	29,807	3,881	98	5,040	1,134,729
Fidelity International Index Fund	196,940	151,510	23,174	5,567	508	32,507	358,291
Fidelity Long-Term Treasury Bond Index Fund	260,614	326,608	209	11,169	(3)	(21,236)	565,774
Fidelity Real Estate Index Fund	5,060	3,283	4	155	--	618	8,957
Fidelity Total Market Index Fund	551,957	447,202	41,128	11,638	(33)	95,414	1,053,412
Fidelity U.S. Bond Index Fund	576,729	501,656	246,609	9,401	(746)	(2,292)	828,738
Total	$2,428,034	$2,059,371	$352,668	$45,841	$(225)	$145,478	$4,279,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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